Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash	$ 1,800,202	$ 313,735
Accounts receivable	2,617,164	1,349,808
Prepayment for game development		44,000
Deferred initial public offering costs		28,542
Prepaid expenses and other current assets	341,105	477,740
Total current assets	4,758,471	2,213,825
Non-current assets:
Prepayment for game development	2,700,000
Intangible assets, net	679,133
Security deposits	300,000
Property and equipment, net	9,294	16,651
Total non-current assets	3,688,427	16,651
Total assets	8,446,898	2,230,476
Current liabilities:
Accounts payable	44,863	206,661
Contract liabilities	1,401,978	705,801
Due to a related party		243,788
Taxes payable	174,329	98,158
Accrued expenses	42,929	41,074
Total current liabilities and total liabilities	1,664,099	1,295,482
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	19,129,328	4,701,748
Accumulated deficits	(12,348,542)	(3,706,377)
Accumulated other comprehensive loss		(61,977)
Total shareholders’ equity	6,782,799	934,994
Total liabilities and shareholders’ equity	8,446,898	2,230,476
Common Class A [Member]
Shareholders’ equity:
Ordinary shares value	1,468	1,055
Common Class B [Member]
Shareholders’ equity:
Ordinary shares value	$ 545	$ 545